Investments in Unconsolidated Companies	12 Months Ended
Dec. 31, 2013
Equity Method Investments and Joint Ventures [Abstract]
Investments in Unconsolidated Companies
Investments in Unconsolidated Companies
As of December 31, 2013, we had equity interests in 19 unconsolidated joint ventures that primarily own and operate rental properties and hold land for development.
Combined summarized financial information for the unconsolidated companies at December 31, 2013 and 2012, and for the years ended December 31, 2013, 2012 and 2011, are as follows (in thousands):

	2013	2012	2011
Rental revenue	$240,064	$291,534	$272,937
Gain on sale of properties	$121,404	$6,792	$2,304
Net income	$116,832	$3,125	$10,709

Equity in earnings of unconsolidated companies	$54,116	$4,674	$4,565

Land, buildings and tenant improvements, net	$1,656,231	$1,991,823
Construction in progress	12,338	61,663
Undeveloped land	126,556	175,143
Other assets	206,414	289,173
	$2,001,539	$2,517,802

Indebtedness	$890,513	$1,314,502
Other liabilities	93,291	70,519
	983,804	1,385,021
Owners' equity	1,017,735	1,132,781
	$2,001,539	$2,517,802

Investments in and advances to unconsolidated companies (1)	$342,947	$372,256

(1) Differences between the net investment in our unconsolidated joint ventures and our underlying equity in the net assets of the ventures are primarily a result of previous impairments related to our investment in the unconsolidated joint ventures, basis differences associated with the sales of properties to joint ventures in which we retained an ownership interest and loans we have made to the joint ventures. These adjustments have resulted in an aggregate difference reducing our investments in unconsolidated joint ventures by $4.2 million and $15.2 million as of December 31, 2013 and 2012, respectively. Differences between historical cost basis and the basis reflected at the joint venture level (other than loans and impairments) are typically depreciated over the life of the related asset.

The scheduled principal payments of long term debt for the unconsolidated joint ventures for each of the next five years and thereafter as of December 31, 2013 are as follows (in thousands):

Year	Future Repayments
2014	$178,112
2015	133,749
2016	116,492
2017	338,054
2018	3,769
Thereafter	119,112
$889,288